Intangible assets	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 5. Intangible assets

The Company’s intangible assets consisted of the following:

	Estimated useful life	September 30, 2016	June 30, 2016
Patents	15 years	$88,286	$74,562
Less: Accumulated amortization		(6,239)	(4,889)
Subtotal		82,047	69,673
Trademarks	—	1,560	1,560
Intangible assets, net		$83,607	$71,233

The Company recorded amortization expense of $1,350 and $1,034 for three months ended September 30, 2016 and 2015, respectively.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

September 30,
2017	$5,836
2018	5,836
2019	5,836
2020	5,836
2021	5,836
Thereafter	52,867
$82,047

Note 5. Intangible assets

The Company’s intangible assets consisted of the following:

	Estimated useful life	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Patents	15 years	$74,562	$31,067	$62,847	$26,450
Less: Accumulated amortization		(4,889)	(1,550)	(3,758)	(1,044)
Subtotal		69,673	29,517	59,089	25,406
Trademarks	—	1,560	1,560	1,560	1,560
Intangible assets, net		$71,233	$31,077	$60,649	$26,966

The Company recorded amortization expense of $1,131 for three months ended June 30, 2016. The Company recorded amortization expense of $3,339, $1,550, $2,714 and $1,044, for the years ended June 30, 2016, June 30, 2015 and March 31, 2016 and the period May 12, 2014 (Inception) through March 31, 2015, respectively.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

June 30,
2017	$4,921
2018	4,921
2019	4,921
2020	4,921
2021	4,921
Thereafter	45,068
$69,673